Fairway Private Equity & Venture Capital Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2024
Shares		% of Net Assets	Fair Value
	COMMON STOCK - 3.1%
	PUBLIC MANAGERS - 3.1%
1,450	Apollo Global Management	1.0%	$ 171,201
1,300	Blackstone Group LP (The)	1.0%	160,940
1,650	KKR & Company, Inc.	1.1%	173,646
	TOTAL COMMON STOCK (Cost - $320,425)	3.1%	$ 505,787

	DIRECT INVESTMENTS - 18.7%
	Homebrew SL Fund, LLC(a)(b)(c)	1.6%	$ 250,000
	MXV SPV Master LP 1(a)(b)(c)	8.2%	1,324,000
	MXV SPV Master LP 2(a)(b)(c)	7.4%	1,195,000
	MXV SPV Master LP 4(a)(b)(c)	1.5%	250,000
	TOTAL DIRECT INVESTMENTS (Cost - $2,536,014)	18.7%	$ 3,019,000

	PORTFOLIO FUNDS - 76.5%
	Adams Street Private Credit Fund II-B LP(a)(b)(c)	8.1%	$ 1,308,057
	Bain Capital Ventures 2022 Fund, LP(a)(b)(c)	5.0%	807,148
	Battery Ventures XIV, LP(a)(b)(c)	4.9%	784,329
	CRV Select Fund II, LP(a)(b)(c)	3.5%	559,100
	CRV XIX, LP(a)(b)(c)	2.4%	388,440
	Green Equity Investors IX, LP(a)(b)(c)	6.4%	1,028,539
	Kelso Investment Associates XI, LP(a)(b)(c)	5.1%	824,304
	Mango Capital Opportunities 2022 LP(a)(b)(c)	5.1%	823,777
	NextView All Access Fund I, LP(a)(b)(c)	1.1%	186,853
	Nextview Ventures V, LP(a)(b)(c)	1.4%	220,602
	Primary Select Fund III, LP(a)(b)(c)	1.1%	182,668
	PVP Fund IV, LP(a)(b)(c)	1.4%	226,021
	Thoma Bravo Fund XV-A, LP(a)(b)(c)	15.4%	2,481,405
	Threshold Ventures IV, LP(a)(b)(c)	1.7%	283,177
	Threshold Ventures Select I, LP(a)(b)(c)	4.0%	641,027
	Work-Bench Ventures Select Fund, LP(a)(b)(c)	3.7%	593,130
	WP DVT, LP(a)(b)(c)	6.2%	1,003,173
	TOTAL PORTFOLIO FUNDS (Cost - $11,588,722)	76.5%	$ 12,341,750

	SHORT-TERM INVESTMENT - 0.0%(e)
	MONEY MARKET FUND - 0.0%(e)
766	Morgan Stanley Institutional Liquidity Fund - Government Fund - Institutional Class, 5.22%(d)	0.0%	$ 766
	TOTAL SHORT-TERM INVESTMENT (Cost - $766)	0.0%	$ 766

	TOTAL INVESTMENTS - 98.3% (Cost - $14,445,927)	98.3%	$ 15,867,303
	ASSETS IN EXCESS OF OTHER LIABILITIES - 1.7%		266,704
	NET ASSETS - 100.0%		$ 16,134,007

LP - Limited Partnership
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of June 30, 2024 was $15,360,750, which represents 95.2% of total net assets.
(c) The value of this investment has been determined in good faith under policies adopted by the Board of Trustees.
(d) Money market fund; interest rate reflects seven-day effective yield on June 30, 2024.
(e) Percentage rounds to less than 0.1%.